Description of Business and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1. Description of Business and Summary of Significant Accounting Policies
Business
The Beachbody Company, Inc. (“BODi” or the “Company”) is a leading subscription health and fitness company and the creator of some of the world’s most popular fitness programs. The Company’s fitness programs are available for streaming through subscription to BOD and, together with the Company’s live fitness and comprehensive nutrition programs, through subscription to BODi. During the three months ended March 31, 2023, the Company launched an improved BODi experience and began migrating all
BOD-only
members to BODi on their renewal dates. BODi offers nutritional products such as Shakeology nutrition shakes, Beachbody Performance supplements and BEACHBAR snack bars, which have been designed and clinically tested to help customers achieve their goals. BODi also offers a commercial-grade stationary cycle which can include a
360-degree
touch screen tablet and connected fitness software. The Company’s revenue has historically been generated primarily through a network of micro-influencers (“Partners”), social media marketing channels, and direct response advertising.
Basis of Presentation and Principles of Consolidation
The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that may affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Significant estimates in our condensed consolidated financial statements include, but are not limited to, the useful life and recoverability of long-lived assets, the valuation of warrant liabilities, the recognition and measurement of income tax assets and liabilities, the valuation of intangible assets, impairment of goodwill, and the net realizable value of inventory. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities. Actual results could differ from those estimates. We periodically review estimates and assumptions and we reflect the effects of changes, if any, in the unaudited condensed consolidated financial statements in the period that they are determined.
The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements and, in the opinion of management, include all normal recurring adjustments necessary for the fair statement of the Company’s financial position, results of operations, and cash flows. All intercompany transactions and balances with or among our consolidated subsidiaries have been eliminated in consolidation. The financial data and other financial information disclosed in the notes to these unaudited condensed consolidated financial statements are also unaudited. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023. Interim results are not necessarily indicative of the results that may be expected for the full fiscal year or any other period.

Summary of Changes in Significant Accounting Estimates
Reverse Stock Split
On November 21, 2023, we effected a
1-for-50
reverse stock split of our issued and outstanding common stock. Each stockholder’s percentage ownership and proportional voting power generally remained unchanged as a result of the reverse stock split. All applicable share data, per share amounts and related information in the unaudited condensed consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the
1-for-50
reverse stock split. See Note 10,
Stockholders’ Equity
, for additional information regarding the reverse stock split.
Recently Adopted Accounting Pronouncements
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which requires an acquirer to apply ASC 606 to recognize and measure contract assets and liabilities from contracts with customers acquired in a business combination on the acquisition date rather than the general guidance in ASC 805. The Company adopted this new accounting guidance on a prospective basis on January 1, 2023, and the adoption did not have a material effect on its unaudited condensed consolidated financial statements.
In September 2022, the FASB issued
ASU
2022-04
,
Liabilities-Supplier Finance Programs (Topic
405-50)—Disclosure
of Supplier Finance Program Obligations,
which requires that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. The Company adopted this new accounting guidance on a prospective basis on January 1, 2023, and the adoption did not have a material effect on its unaudited condensed consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued
ASU
2023-07,
Improvements to Reportable Segment Disclosures
, to improve disclosures about a public entity’s reportable segments through enhanced disclosures about significant segment expenses. The guidance in this update will be effective for public companies for annual periods beginning after December 15, 2023 and interim periods for years beginning after December 15, 2024. The Company is evaluating the potential impact of adopting this guidance on its unaudited condensed consolidated financial statements.
In December 2023, the FASB issued
ASU
2023-09,
Improvements to Income Tax Disclosures
, to improve disclosures about a company’s income taxes paid and the effective rate reconciliation table. The guidance in this update will be effective for public companies for annual periods beginning after December 15, 2024 and interim periods for years beginning after December 15, 2025. The Company is evaluating the potential impact of adopting this guidance on its unaudited condensed consolidated financial statements.

Note 1. Description of Business and Summary of Significant Accounting Policies
Organization
The Beachbody Company, Inc. (“BODi” or the “Company”) is a leading subscription health and wellness company and the creator of some of the world’s most popular fitness programs. The Company’s fitness programs are available for streaming through subscription to Beachbody On Demand (“BOD”) and, together with the Company’s live fitness and comprehensive nutrition programs, through subscription to Beachbody On Demand Interactive (“BODi”). During the three months ended March 31, 2023, the Company launched an improved BODi experience and began migrating all
BOD-only
members to BODi on their renewal dates. BODi offers nutritional products such as Shakeology nutrition shakes, Beachbody Performance supplements and BEACHBAR snack bars, which have been designed and clinically tested to help customers achieve their goals. BODi also offers a commercial-grade stationary cycle which can include a
360-degree
touch screen tablet and connected fitness software. The Company’s revenue has historically been generated primarily through a network of micro-influencers (“Partners”), social media marketing channels, and direct response advertising.
Basis of Presentation and Principles of Consolidation
The Company prepares its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
The consolidated financial statements include the accounts of the Company and its controlled subsidiaries. All intercompany transactions and balances with or among our consolidated subsidiaries have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that may impact the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in our consolidated financial statements include, but are not limited to, the useful life and recoverability of long-lived assets, the valuation of warrant liabilities, the recognition and measurement of income tax assets and liabilities, the valuation of intangible assets, impairment of goodwill and intangible assets, and the net realizable value of inventory. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities. Our actual results could differ from our estimates. We periodically review estimates and assumptions and we reflect the effects of changes, if any, in the consolidated financial statements in the period that they are determined.
Segments
The Company has one operating and reporting segment. In reaching this conclusion, management considered the definition of the Chief Operating Decision Maker (“CODM”); how the business is defined by the CODM; the nature of the information provided to the CODM and how that information is used to make operating decisions; and how resources and performance are accessed. The Company’s CODM is the chief executive officer (“CEO”). The results of the operations are provided to and analyzed by the CODM at the Company level and accordingly, key resource decisions and assessment of performance are performed at the Company level based on the Company’s consolidated net revenues and operating income.
Prior to the third quarter of 2022, the Company concluded it had two operating segments, Beachbody and Other, and one reportable segment, Beachbody. During the third quarter of 2022, in connection with the consolidation of its Openfit streaming fitness offering onto a single Beachbody digital platform, the Company determined that it had one operating and reportable segment and changed its segment reporting accordingly.
Summary of Significant Accounting Policies
Reverse Stock Split
On November 21, 2023, we effected a
1-for-50
reverse stock split of our issued and outstanding common stock. Each stockholder’s percentage ownership and proportional voting power generally remained unchanged as a result of the reverse stock split. All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the
1-for-50
reverse stock split. See Note 15
Stockholders’ Equity
for additional information regarding the reverse stock split.
Recurring Fair Value Measurements
For assets and liabilities that are measured using quoted prices (unadjusted) in active markets for identical assets or liabilities, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs (Level 1). Assets and liabilities that are measured using significant other observable inputs are valued by reference to similar assets or liabilities, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data (Level 2). For all remaining assets and liabilities for which there are no significant observable inputs, fair value is derived using an assessment of various discount rates, default risk, credit quality, and the overall capital market liquidity (Level 3). These valuations require significant judgment.
Non-Recurring
Fair Value Measurements
Certain assets are measured at fair value on a
non-recurring
basis. These assets are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances. These assets can include long-lived assets that have been reduced to fair value when they are held for sale, equity securities without readily determinable fair value that are written down to fair value when they are impaired and long-lived assets (including intangible assets and goodwill) that are written down to fair value when they are impaired. Assets that are written down to fair value when impaired are not subsequently adjusted to fair value unless further impairment occurs.
Cash and Cash Equivalents
The Company considers all cash and short-term investments purchased with maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents include:

•	cash held in checking and money market funds;

•	amounts in transit from payment processors for customer credit and debit card transactions; and

•	highly liquid investments with original maturities of three months or less at the time of purchase.
Cash and cash equivalents are carried at cost, which approximates market value. The Company maintains its cash at financial institutions, and the balances, at times, may exceed Federal Deposit Insurance Corporation insurance limits. The Company has not experienced any losses in such accounts. The Company mitigates its risk by placing funds in high-credit quality financial institutions and utilizing nightly sweeps into U.S. Treasury funds for certain cash accounts. We regularly monitor the financial stability of the financial institutions and believe that we are not exposed to any significant credit risk in cash and cash equivalents. Restricted cash primarily consists of cash held related to an irrevocable letter of credit, see Note 11
, Debt
, for additional information on the letter of credit.
Inventory
Inventory consists of raw materials, work in process, and finished goods. Inventory is accounted for using the first-in,
first-out
method and is valued at the lower of cost or net realizable value. The Company records adjustments to the carrying value of inventory based on assumptions regarding future demand for the Company’s products, anticipated margin, planned product discontinuances, and the physical condition (e.g. age and quality) of the inventory.
Accounts Receivable, Net (included in Other Current Assets)
The Company’s accounts receivable primarily represents amounts due from third party sales. The allowance for credit losses is based on several factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the specific customer’s ability to pay its obligations and any other forward looking data regarding customers’ ability to pay which may be available.
Content Assets, Net
The Company capitalizes costs associated with the development and production of programs on its streaming platforms. The Company capitalizes production costs as customer usage and retention data supports that future revenue will be earned. These costs are classified as non-current
assets in the consolidated balance sheets.
Content assets are predominantly monetized as a film group and are amortized over the estimated useful life based on projected usage, which has been derived from historical viewing patterns, resulting in an accelerated amortization pattern. Amortization begins when the program is first available for streaming by customers and is recorded in the consolidated statements of operations as a component of digital cost of revenue. When an event or change in circumstances indicates a change in projected usage, content assets are reviewed for potential impairment in aggregate at a group level. To date, the Company has not identified any such event or changes in circumstances.
Property and Equipment, Net
Property and equipment, which includes computer software and web development costs, are recorded at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, which primarily range from two
to seven years and up to 39 years for buildings. Leasehold improvements are depreciated over the shorter of the life of the assets or the remaining life of the related lease. Costs of maintenance, repairs, and minor replacements are expensed when incurred, while expenditures for major renewals and betterments that extend the useful life of an asset or provide additional utility are capitalized.
Software and web development projects
in-process
consist primarily of costs associated with internally developed software that has not yet been placed into service. The Company capitalizes eligible costs to acquire, develop, or modify internal-use
software that are incurred subsequent to the preliminary project stage. Depreciation of these assets begins upon the initial usage of the software.
When property is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in net income (loss).
Business Combinations
The Company accounts for business combinations under the acquisition method of accounting. The cost of an acquired company is assigned to the tangible and identifiable assets purchased and the liabilities assumed on the basis of their fair values at the date of acquisition. Any excess of the purchase price over the fair value of tangible and intangible assets acquired is assigned to goodwill. The transaction costs associated with business combinations are expensed as they are incurred.
Goodwill and Indefinite-Lived Intangible Assets
Goodwill represents the excess of the fair value of the consideration transferred in a business combination over the fair value of the underlying identifiable assets and liabilities acquired. Goodwill and intangible assets deemed to have an indefinite life are not amortized. Instead, goodwill and indefinite-lived intangible assets are assessed for impairment annually or more frequently if an event or change in circumstances occurs that, with respect to goodwill, would more likely than not reduce the fair value of a reporting unit (“RU”) below its carrying value or, for indefinite-lived intangible assets, indicate that it is more likely than not that the asset is impaired. The Company has historically performed its annual goodwill impairment assessment as of October 1. During the fourth quarter of 2023, the Company decided to change the date of its annual impairment assessment from October 1 to December 31. The Company completed the required annual impairment test for goodwill as of October 1, 2023, prior to the change of the annual impairment test for goodwill to December 31. The change was made to more closely align the impairment assessment date with the Company’s annual planning and forecasting process. The change in date of the annual impairment test is not deemed material as the new measurement date of December 31 is in relative close proximity to the previous measurement date and the change did not have any impact on goodwill or the impairment of goodwill. The change has been applied prospectively and would not have had an impact on a retrospective basis.
As of December 31, 2023 and 2022, the Company had no indefinite-lived intangible assets.
Long-Lived Assets
Management reviews long-lived assets (including property and equipment, content assets, and definite-lived intangible assets) for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Recoverability of assets is determined by first grouping the long-lived assets at the lowest level for which there are identifiable cash flows, and then comparing the carrying value of each asset group to its forecasted undiscounted cash flows. If the forecasted undiscounted cash flows indicates that the carrying value of the assets is not recoverable, an impairment test of the asset group is performed. Impairment is recognized if the carrying amount of the asset group exceeds its fair value.
As of December 31, 2023 and 2022, the Company’s long-lived assets were located in the U.S.
Leases
The Company accounts for its leases of administrative offices and production studios under ASC 842,
Leases
; the Company does not have any leases where it acts as a lessor as of December 31, 2023. Under this guidance, arrangements meeting the definition of a lease are classified as operating or finance leases based on the principle of whether or not the lease is effectively a financed purchase of the leased asset by the lessee and are recorded on the consolidated balance sheets as both a right-of-use
(“ROU”) asset and lease liability, calculated by discounting fixed lease payments over the lease term at the discount rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the ROU asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the ROU asset results in straight-lined rent expense over the lease term. For finance leases, interest on the lease liability and the amortization of the ROU asset results in front-loaded expense over the lease term. Variable lease expenses are recorded when incurred.
In calculating the ROU asset and lease liability, the Company elected the practical expedient to combine lease and non-lease
components. Rental income on subleases is recognized on a straight-line basis over the estimated lease term. The Company excludes short-term leases having initial terms of 12 months or less as an accounting policy election and instead recognizes rent expense on a straight-line basis over the lease term for such leases.
Warrant Liabilities
The Company has issued warrants on several occasions including during its initial public offering process, the execution of its Term Loan (defined later) and in the Equity Offering (defined later), which have not met the criteria to be classified in stockholders equity.

Public and Private Placement Warrants
The Company has outstanding warrants for the purchase of 200,000 shares of the Company’s Class A common stock at an exercise price of $575.00 per share (the “Public Warrants”) and outstanding warrants for the purchase of 106,667 shares of the Company’s Class A common stock at an exercise price of $575.00 per share (the “Private Placement Warrants”). All of the Public and Private Placement Warrants remained outstanding as of December 31, 2023 and 2022. The Public Warrants were publicly traded on the New York Stock Exchange (the “NYSE”) but were delisted by the NYSE on November 24, 2023 due to their abnormally low price levels. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a cashless basis, as described in the warrant agreement. In no event will the Company be required to net cash settle any warrant. The Private Placement Warrants are transferable, assignable or salable in certain limited exceptions. The Private Placement Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will cease to be Private Placement Warrants and will become Public Warrants, and will be redeemable by the Company and exercisable by such holders on the same basis as the other Public Warrants.
Term Loan Warrants
In connection with the Term Loan (defined later), the Company issued warrants for the purchase of 94,335 shares of the Company’s Class A common stock at an exercise price of $92.50 per share to certain holders affiliated with Blue Torch Finance, LLC (the “Term Loan Warrants”). In connection with the Second Amendment (defined later), the Company also amended and restated the Term Loan Warrants. The amendment of the Term Loan Warrants amended the exercise price from $92.50 per share to $20.50 per share. The Term Loan warrants vest on a monthly basis over four years and have a seven-year term. In connection with the Equity Offering (defined later), the Term Loan Warrants conversion ratio was amended resulting in an increase in the number of shares purchased upon the exercise of the Term Loan Warrants to 97,482 shares of the Company’s Class A common stock.
Common Stock Warrants
In connection with the Equity Offering (defined later), the Company issued warrants (the “Common Stock Warrants”) to certain institutional investors to purchase 543,590 shares of Class A common stock at an exercise price of $11.24 per share. The Common Stock Warrants may be exercised at any time beginning June 13, 2024 and will expire on June 13, 2029. See Note 15,
Stockholders’ Equity
, for additional information on the Equity Offering and the Common Stock Warrants.
The Company evaluated the Public, Private Placement, Term Loan and Common Stock Warrants (collectively, the “Warrants”) under ASC 815,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, and concluded they do not meet the criteria to be classified in stockholders’ equity. Since the Warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as other liabilities in the consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in the change in fair value of warrant liabilities within the consolidated statements of operations at each reporting date. The Public Warrants were publicly traded until November 24, 2023, when they were delisted by the NYSE due to the NYSE’s determination that the Public Warrants were no longer suitable for listing, and thus had an observable market price to estimate fair value until the date that they were delisted. The Private Placement, Term Loan and Common Stock Warrants, as well as the Public Warrants after the date they were delisted, are valued using a Black-Scholes option-pricing model as described in Note 3,
Fair Value Measurements
to the consolidated financial statements.
The change in the fair values of the Warrants for the years ended December 31, 2023 and 2022, resulted in a $2.7 million and $8.3 million non-cash
change in fair value gain in the consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively.

Other Investment
As of December 31, 2023 and 2022, the Company has an investment in equity securities of a privately-held company of $1.0 million and $5.0 million, with no readily determinable fair value. This equity investment is reported within other assets in the consolidated balance sheets. The Company uses the measurement alternative for this investment, and its carrying value is reported at cost, adjusted for impairments or any observable price changes in ordinary transactions with identical or similar instruments. As of December 31, 2023 the Company recorded a $4.0 million impairment on this investment based on an observable price change. As of December 31, 2022, no adjustments to the carrying value of this investment were made.
On January 9, 2024 the Company sold this investment for $1.0 million. See Note 23,
Subsequent Events
to the consolidated financial statements for additional information on the sale of this investment.
Revenue Recognition
The Company’s primary sources of revenue are from sales of digital subscriptions, nutritional products, and connected fitness equipment. The Company determines revenue recognition through the five-step model which requires us to:

(i)	identify our contracts with a customer;

(ii)	identify our performance obligations in the contract;

(iii)	determine the transaction price in the contract;

(iv)	allocate the transaction price to our performance obligation in the contract; and

(v)	recognize revenue when each performance obligation under the contract is satisfied.
The Company records revenue when it fulfills its performance obligation to transfer control of the goods or services to its customer and defers revenue when it receives payments in advance of fulfilling its performance obligations. Revenue that is deferred is included in deferred revenue (for the remaining deferral period that is less than one year) and in other liabilities (for the remaining deferral period that is more than one year) in the consolidated balance sheets. Control of shipped items is generally transferred when the product is delivered to the customer. Control of services, which are primarily digital subscriptions, transfers over time, and as such, revenue is recognized ratably over the subscription period (up to 38 months). Shipping and handling charges billed to customers are included in revenue. The Company markets and sells its products primarily in the United States, Canada, the United Kingdom, and France.
The amount of revenue recognized is the consideration that the Company expects it will be entitled to receive in exchange for transferring goods or services to its customers. Revenue is recorded net of expected returns, discounts, and credit card chargebacks, which are estimated using the Company’s historical experience. If actual costs differ from previous estimates, the amount of the liability and corresponding revenue are adjusted in the period in which such costs occur. The Company sells a variety of bundled products that combine digital subscriptions, nutritional products, and/or other fitness products. The Company considers these sales to be revenue arrangements with multiple performance obligations. For customer contracts that include multiple performance obligations, the Company accounts for individual performance obligations if they are distinct. The transaction price is then allocated to each performance obligation based on its stand-alone selling price. The Company generally determines the standalone selling price based on the prices charged to customers. Revenue is presented net of sales taxes and value added taxes (“VAT”) and GST/HST (Goods and Services Tax/Harmonized Sales Tax) which are collected from customers and remitted to applicable government agencies. The Company records fees paid to its third party financing partners as a reduction of revenue.

A description of our principal revenue generating activities is as follows:
Digital Subscriptions
—Our digital subscription services provide access to BODi, which provides a vast library of workout content. Digital subscriptions represent a single, stand-ready obligation and are paid for either at the time of or in advance of service delivery. Revenue from these arrangements is recognized over the subscription period.
Nutritional Products
—We offer a comprehensive line of nutritional products including nutritional supplement subscriptions and one-time
nutritional sales. We often sell bundled products that combine digital subscriptions, nutritional products and/or fitness products. Revenue is recognized when control of the goods is transferred to the customer, which typically occurs upon delivery. See below for discussion of bundled products.
Connected Fitness
—We offer a connected fitness system that includes
in-home
fitness equipment and associated digital content subscriptions. Some of our in-home
fitness contracts have multiple performance obligations, which include both hardware and a subscription service commitment. Revenue is recognized when control of the equipment is transferred to the customer, usually upon delivery. See below for discussion of bundled products.
In cases where a customer contract contains multiple performance obligations, which the Company refers to as bundled products, we account for each obligation individually if they are distinct. We allocate the transaction price, net of discounts, to each performance obligation based on its standalone selling price. Revenue from such arrangements is recognized when control of the product is transferred to the customer, usually upon delivery. For digital subscription service commitments, revenue is recognized over the subscription period.
The Company operates primarily as the principal in its relationships where third parties sell or distribute the Company’s goods or services, payments made to the third parties are recorded in selling and marketing expenses within the consolidated statements of operations. The Company in certain instances serves as the agent in relationships with third parties, the activity in these relationships are immaterial.
Cost of Revenue
Digital Cost of Revenue
Digital cost of revenue includes costs associated with digital content creation including amortization and revisions of content assets, depreciation of streaming platforms, digital streaming costs, and amortization of acquired digital platform intangible assets. It also includes customer service costs, payment processing fees, depreciation of production equipment, live trainer costs, facilities, and related personnel expenses.
Nutrition and Other Cost of Revenue
Nutrition and other cost of revenue includes product costs, shipping and handling, fulfillment and warehousing, customer service, and payment processing fees. It also includes depreciation of nutrition-related
e-commerce
websites and social commerce platforms, amortization of formulae intangible assets, facilities, and related personnel expenses.
Connected Fitness Cost of Revenue
Connected fitness cost of revenue consists of product costs, including bike and tablet hardware costs, duties and other applicable importing costs, shipping costs, warehousing and logistics costs, costs associated with service calls and repairs of the products under warranty, payment processing and financing fees, customer service expenses, and personnel-related expenses associated with supply chain and logistics.
The Company utilizes the practical expedient under ASC
606-10-25-18B
to account for shipping and handling costs incurred to deliver products to customers as fulfillment activities, rather than a promised service (a revenue element). Shipping and handling costs are included in Nutrition and other cost of revenue and Connected fitness cost of revenue in the consolidated statements of operations in the period during which the products ship. The costs associated with shipping connected fitness and nutrition and other products to customers were $22.5 million and $35.4 million for the years ended December 31, 2023 and 2022, respectively.
Selling and Marketing
Selling and marketing expenses primarily include the costs of Partner compensation, advertising, royalties, promotions and events, and third-party sales commissions as well as the personnel expenses for employees and consultants who support these areas. Selling and marketing expenses also include depreciation of certain software and amortization of contract-based intangible assets.
The Company pays Partner and third-party sales commissions when commissionable sales are made. The third-party sales commissions are not material. In cases where the underlying revenue is deferred, the Company also defers the commissions and expenses these costs in the same period in which the underlying revenue is recognized. Deferred Partner commissions are included in other current assets and other assets in the consolidated balance sheets and were $37.1 million and $32.8 million as of December 31, 2023 and 2022, respectively.
Partners are also eligible for various bonuses, recognition, and complimentary participation in events, including those based on sales volume. The Company expenses these costs in the period in which they are earned. These expenses as well as Partner commissions earned but not paid are included in accrued expenses in the consolidated balance sheets.
Advertising costs are primarily comprised of social media, television media, and internet advertising expenses and also include print, radio, and infomercial production costs. Generally, the costs to produce television and web advertising are expensed as incurred, while television media costs are expensed at the time the media airs. Total advertising expense, including the costs to produce infomercials, was $31.5 million and $36.9 million for the years ended December 31, 2023 and 2022, respectively.
Enterprise Technology and Development
Enterprise technology and development expenses primarily include personnel-related expenses for employees and professional fees paid to consultants to maintain the Company’s enterprise systems applications, hardware, and software. Expenses also include payroll and related costs for employees involved in the research and development of new and existing products and services, enterprise technology hosting expenses, depreciation of enterprise technology-related assets, and equipment leases.
Research and development costs, which are expensed as incurred, were $2.7 million and $4.4 million for the years ended December 31, 2023 and 2022 respectively.
Equity-Based Compensation
The Company measures and recognizes compensation expense for all equity-based awards based on their estimated grant date fair values. The Company recognizes the expense on a straight-line basis over the requisite service period, and forfeitures are accounted for as they occur. Equity-based compensation expense is included in cost of revenue, selling and marketing, enterprise technology and development, and general and administrative expense within the consolidated statements of operations.
Derivative Financial Instruments
The Company may use derivative instruments to manage the effects of fluctuations in foreign currency exchange rates on the Company’s net cash flows. The Company primarily enters into option contracts to hedge forecasted payments, typically for up to 12 months, for cost of revenue, selling and marketing expenses, general and administrative expenses, and intercompany transactions not denominated in the local currencies of the Company’s foreign operations. The Company designates certain of these instruments as cash flow hedges and records them at fair value as either assets or liabilities within the consolidated balance sheets. Certain of these instruments are freestanding derivatives for which hedge accounting does not apply.
Changes in the fair value of cash flow hedges are recorded in accumulated other comprehensive income (loss) until the hedged forecasted transaction affects earnings. Deferred gains and losses associated with cash flow hedges of third-party payments are recognized in cost of revenue, selling and marketing, or general and administrative expenses, as applicable, during the period when the hedged underlying transaction affects earnings. Changes in the fair value of certain derivatives for which hedge accounting does not apply are immediately recognized directly in earnings to cost of revenue.
The Company classifies cash flows related to derivative financial instruments as operating activities in the consolidated statements of cash flows.
Income Taxes
The Company is subject to income taxes in the United States, Canada, and the United Kingdom. The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (“DTAs”) and liabilities (“DTLs”) for the expected future tax consequences of events to be included in the financial statements. Under this method, DTAs and DTLs are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
In evaluating the Company’s ability to recover DTAs, all available positive and negative evidence is analyzed, including historical and current operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction
basis. Based on the level of losses, the Company has established a valuation allowance (“VA”) to reduce its net DTAs to the amount that is more likely than not to be realized. To the extent we establish a VA or increase or decrease this allowance in a given period, we would include the related tax expense or tax benefit within the tax provision in the consolidated statement of operations in that period. In the future, if we determine that we would be able to realize our DTAs in excess of their net recorded amount, we would make an adjustment to the DTA VA and record an income tax benefit within the tax provision in the consolidated statement of operations in that period.
The Company records uncertain tax positions on the basis of a two-step
process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.
The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other income, net, respectively, in the consolidated statements of operations. Accrued interest and penalties are included in accrued expenses and other liabilities in the consolidated balance sheets.
Foreign Currency
The reporting currency for the consolidated financial statements of the Company is the U.S. dollar. The functional currency of the Company’s foreign subsidiaries is the local currency of the subsidiaries. The assets and liabilities of these subsidiaries are translated into U.S. dollars at exchange rates in effect at the end of each reporting period. Revenues and expenses for these subsidiaries are translated at average exchange rates in effect during the applicable period. Translation adjustments are included in accumulated other comprehensive income (loss) as a component of stockholders’ equity. Gains and losses related to the recurring measurement and settlement of foreign currency transactions are included as a component of other income, net in the consolidated statements of operations and were a loss
of $0.2 million and a gain of $0.6 million during the years ended December 31, 2023 and 2022, respectively.
Earnings (loss) per share
Basic net loss per common share is calculated by dividing net loss allocable to common shareholders by the weighed-average number of common shares outstanding during the period. The weighted average number of common shares outstanding for basic and diluted earnings per share includes the weighted average affect of the pre-funded
warrants issued in connection with the Equity Offering (defined later) that closed on December 13, 2023, the exercise of which requires nominal consideration for the delivery of the common shares. See note 15,
Stockholders’ Equity
, for information on the
pre-funded
warrants. Diluted net loss per common share adjusts net loss and net loss per common share for the effect of all potentially dilutive shares of the Company’s common stock. Basic and diluted loss per common share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights.
Recently Adopted Accounting Pronouncement
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which requires an acquirer to apply ASC 606 to recognize and measure contract assets and liabilities from contracts with customers acquired in a business combination on the acquisition date rather than the general guidance in ASC 805. The Company adopted this new accounting guidance on a prospective basis on January 1, 2023, and the adoption did not have a material effect on its consolidated financial statements.
In September 2022, the FASB issued
ASU
2022-04
,
Liabilities-Supplier Finance Programs (Topic
405-50)—Disclosure
of Supplier Finance Program Obligations,
which requires that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. The Company adopted this new accounting guidance on a prospective basis on January 1, 2023, and the adoption did not have a material effect on its consolidated financial statements.
Accounting Pronouncements Not Yet Adopted
In November 2023, the FASB issued
ASU
2023-07,
Improvements to Reportable Segment Disclosures
, to improve disclosures about a public entity’s reportable segments through enhanced disclosures about significant segment expenses. The guidance in this update will be effective for public companies for annual periods beginning after December 15, 2023 and interim periods for years beginning after December 15, 2024. The Company is evaluating the potential impact of adopting this guidance on its consolidated financial statements.
In December 2023, the FASB issued
ASU
2023-09,
Improvements to Income Tax Disclosures,
to improve disclosures about a companies income taxes paid and the effective rate reconciliation table. The guidance in this update will be effective for public companies for annual periods beginning after December 15, 2024 and interim periods for years beginning after December 15, 2025. The Company is evaluating the potential impact of adopting this guidance on its consolidated financial statements.